Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 14, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
The Company does not grant equity awards in anticipation of the release of material non-public information (“MNPI”), and the Company does not time the release of MNPI based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take MNPI into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule, with annual equity grants generally made to our employees on March 15th of a given year or the closest trading day before such date.
The following table presents information regarding stock options issued to our NEOs in 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Executive	Grant Date	Number of securities underlying the award	Exercise Price of the award ($/share)	Grant date fair value of award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
non-public information and the
trading day beginning immediately
following the disclosure of material
non-public information(1)

Kyle Brown	3/14/2025	300,000	$15.83	$346,125	1.1%
Michael Testa	3/14/2025	300,000	$15.83	$346,125	1.1%
Gerry Harder	3/14/2025	300,000	$15.83	$346,125	1.1%
Sarah Stanton	3/14/2025	300,000	$15.83	$346,125	1.1%
Ron Kundich	3/14/2025	300,000	$15.83	$346,125	1.1%

(1)
On March 20, 2025, the Company filed a Form 8-K disclosing three items: (1) amended and restated employment letters to three executive officers and a new employment letter to our CFO, (2) our CEO’s retention bonus agreement, and (3) stock option grants to our executive officers (which are identified in the table). This percentage is calculated using the closing price of a share of the Company’s common stock on March 19, 2025 and March 21, 2025 of $15.96 and $16.14, respectively.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule, with annual equity grants generally made to our employees on March 15th of a given year or the closest trading day before such date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not grant equity awards in anticipation of the release of material non-public information (“MNPI”), and the Company does not time the release of MNPI based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take MNPI into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options issued to our NEOs in 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Executive	Grant Date	Number of securities underlying the award	Exercise Price of the award ($/share)	Grant date fair value of award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
non-public information and the
trading day beginning immediately
following the disclosure of material
non-public information(1)

Kyle Brown	3/14/2025	300,000	$15.83	$346,125	1.1%
Michael Testa	3/14/2025	300,000	$15.83	$346,125	1.1%
Gerry Harder	3/14/2025	300,000	$15.83	$346,125	1.1%
Sarah Stanton	3/14/2025	300,000	$15.83	$346,125	1.1%
Ron Kundich	3/14/2025	300,000	$15.83	$346,125	1.1%

(1)
On March 20, 2025, the Company filed a Form 8-K disclosing three items: (1) amended and restated employment letters to three executive officers and a new employment letter to our CFO, (2) our CEO’s retention bonus agreement, and (3) stock option grants to our executive officers (which are identified in the table). This percentage is calculated using the closing price of a share of the Company’s common stock on March 19, 2025 and March 21, 2025 of $15.96 and $16.14, respectively.

Kyle Brown [Member]
Awards Close in Time to MNPI Disclosures
Name		Kyle Brown
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 15.83
Fair Value as of Grant Date | $		$ 346,125
Underlying Security Market Price Change		0.011
Michael Testa [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael Testa
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 15.83
Fair Value as of Grant Date | $		$ 346,125
Underlying Security Market Price Change		0.011
Gerry Harder [Member]
Awards Close in Time to MNPI Disclosures
Name		Gerry Harder
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 15.83
Fair Value as of Grant Date | $		$ 346,125
Underlying Security Market Price Change		0.011
Sarah Stanton [Member]
Awards Close in Time to MNPI Disclosures
Name		Sarah Stanton
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 15.83
Fair Value as of Grant Date | $		$ 346,125
Underlying Security Market Price Change		0.011
Ron Kundich [Member]
Awards Close in Time to MNPI Disclosures
Name		Ron Kundich
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 15.83
Fair Value as of Grant Date | $		$ 346,125
Underlying Security Market Price Change		0.011